Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 01, 2016
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Nov. 01, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Nov. 01, 2016
Highmore Managed Volatility Fund | Institutional Class
Prospectus:
Trading Symbol	HMVZX
Highmore Managed Volatility Fund | Advisor Class
Prospectus:
Trading Symbol	HMVQX